COMMITMENTS AND CONTINGENCIES - Narrative (Details) $ in Millions, $ in Millions				3 Months Ended		12 Months Ended
	Oct. 31, 2023 SGD ($)	May 25, 2022	Apr. 08, 2019 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) Year	Dec. 31, 2023 USD ($)	Apr. 08, 2019 AUD ($)
Commitments And Contingencies [Line Items]
Loss contingency accrual						$ 0	$ 0
Operating lease, cost				$ 284,000	$ 358,000	$ 1,303,000	1,223,000
Operating lease, weighted average remaining lease term				2 years 7 months 6 days		2 years 6 months
Total				$ 872,000		$ 1,064,000	$ 768,000
NAB Facility Agreement
Commitments And Contingencies [Line Items]
Number of times EBITDA must be paid			2					2
Line of Credit | NAB Facility Agreement
Commitments And Contingencies [Line Items]
Line of credit facility, maximum borrowing capacity						4,000,000		$ 4.0
Debt instrument, basis spread on variable rate			1.60%
Debt instrument, termination of debt notice			90 days
Long-term Line of Credit						0
Interest expense				$ 4,000		$ 17,000
Number of times EBITDA must be paid | Year						2
Tangible net worth, minimum			$ 2,500,000					$ 2.5
Tangible assets, minimum				25.00%		25.00%
Note payable – long term				$ 0
Line of Credit | HSBC Facility Agreement
Commitments And Contingencies [Line Items]
Line of credit facility, maximum borrowing capacity	$ 1
Debt instrument, basis spread on variable rate		3.50%	3.50%
Debt instrument, term	60 days
Minimum
Commitments And Contingencies [Line Items]
Lessee, operating lease, remaining lease term				1 year		1 year
Maximum
Commitments And Contingencies [Line Items]
Lessee, operating lease, remaining lease term				4 years		4 years